Income Taxes (Details) - USD ($)	7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Income Taxes
Net loss and comprehensive loss	$ 801,203	$ 12,160,729	$ 6,640,495	$ 8,609,575
Current:
Federal	0			0
State	0			0
Foreign	0			0
Total current	0			0
Deferred:
Federal	(273,843)			(2,844,539)
State	(48,002)			(511,406)
Foreign	0			0
Total deferred	(321,845)			(3,355,945)
Less: valuation allowance	321,845			3,355,945
Total provision for income taxes	$ 0			$ 0
Effective tax rate, differed from the federal statutory rate
Statutory rate (as a percent)	(34.00%)			(34.00%)
State taxes (as a percent)	(6.00%)			(5.90%)
Tax credits (as a percent)	(0.70%)			(0.80%)
Non-deductible interest expense (as a percent)	0.70%			2.20%
Valuation allowance (as a percent)	40.00%			38.50%
Effective tax rate (as a percent)	0.00%			0.00%
Non-current deferred tax assets:
Net operating losses	$ 314,089			$ 3,610,478
Tax credits	7,756			124,025
Other	0			(56,713)
Gross non-current deferred tax assets	321,845			3,677,790
Valuation allowance	(321,845)			(3,677,790)
Net non-current deferred tax assets	0			0
Increased in valuation allowance	$ 321,845			$ 3,034,100